Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 445,239,870	$ 540,301,708
Liabilities	339,183,484	446,608,767
Equity attributable to the owners of the Bank	106,054,978	93,691,455
Equity attributable to non-controlling interests	1,408	1,486
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	442,153,986	538,363,403
Liabilities	336,099,008	444,671,948
Other Subsidiaries [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	7,534,654	6,355,939
Liabilities	4,195,057	2,699,534
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(4,448,770)	(4,417,634)
Liabilities	$ (1,110,581)	$ (762,715)